Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2025
Short-term deposits
Schedule of short-term deposits

	December 31, 2024		December 31, 2025
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	702,450	702,450	73,100	73,100
RMB	2,162,766	300,869	839,485	119,435
Others	N/A	57,692	N/A	N/A
Total		1,061,011		192,535